UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	March 31
Date of reporting period:	September 30, 2023

ITEM 1. (a) Report to Stockholders.

Philotimo Focused Growth and Income Fund

SEMI-ANNUAL
REPORT

For the Six Months Ended September 30, 2023 (unaudited)

Philotimo Focused Growth and Income Fund

Important Disclosure Statement

The Philotimo Focused Growth and Income Fund’s (the “Fund”) prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Fund’s prospectus containing this and other important information, please call 800-673-0550. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and Kanen Wealth Management, LLC is the investment advisor to the Fund.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of September 30, 2023 and are subject to change at any time. For most recent information, please call 800-673-0550.

SEMI-ANNUAL REPORT

Philotimo Focused Growth and Income Fund

Portfolio Compositionas of September 30, 2023 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Corporate Bonds:
Financials - Bank	24.82%
Government	16.30%
Financials - Non Bank	8.50%
Consumer Discretionary	1.91%
Information Technology	1.27%
Energy	0.47%
Common Stocks:
Consumer Discretionary	17.07%
Financials - Non Bank	7.02%
Information Technology	5.28%
Energy	3.72%
Health Care	3.25%
Industrials	1.51%
Preferred Stock	2.78%
Money Market Fund	5.31%
Total Investments	99.21%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Philotimo Focused Growth and Income Fund

Schedule of InvestmentsSeptember 30, 2023 (unaudited)

		Shares/Par	Value
53.27%	BONDS

1.91%	CONSUMER DISCRETIONARY
	Blackstone Private Credit Fund 1/15/2025 2.700%	500,000	$473,573
	Ford Motor Credit Co. 11/20/2024 6.950%	1,000,000	995,667
	Party City Holdings, Inc. 8/15/2023 6.125%(A)	1,000,000	8,620
			1,477,860

0.47%	ENERGY
	Cimarex Energy Co. 5/15/2027 3.900%	415,000	360,056

24.82%	FINANCIALS - BANK
	Ally Financial 6/15/2026 7.200%	1,000,000	989,297
	Bank of America Corp. Perpetual 6.100%	500,000	489,618
	Bank of America Corp. Perpetual 6.250%	1,000,000	983,833
	Bank of America Corp. 11/2/2029 6.000%	500,000	495,070
	Barclays Bank plc 11/22/2028 0.000%(B)	115,000	105,846
	Capital One Financial Corp. 12/6/2024 1.343%	500,000	493,961
	Capital One Financial Corp. 12/6/2024 5.570%(C) (T 11/30/2023 0.500% +0.720%)	250,000	247,190
	Charles Schwab Corp. Perpetual 5.375%	1,000,000	960,728
	Citigroup, Inc. 10/30/2024 0.776%	1,000,000	995,330
	Citigroup, Inc. 1/22/2035 0.000%(B)(C) (SOFRRATE+0.686%)	300,000	176,160
	Citigroup, Inc. 10/1/2040 7.250%	84,000	53,340
	Citigroup Global Markets 3/19/2041 10.500%	120,000	66,456
	Citigroup Inc. Perpetual 6.300%	353,000	343,134
	Citigroup Inc. Perpetual 8.870%	1,000,000	998,091
	Citigroup Inc. Perpetual 8.787%	450,000	449,839
	Credit Agricole CIB SA 12/7/2023 5.000%	1,000,000	999,153
	Fifth Third Bancorp Perpetual 4.500%	500,000	447,790
	Goldman Sachs Group, Inc. Perpetual 5.500%	1,200,000	1,169,675

Philotimo Focused Growth and Income Fund

Schedule of Investments - continuedSeptember 30, 2023 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

		Shares/Par	Value
	Goldman Sachs Group, Inc. 11/4/2032 7.000%	1,000,000	$955,422
	HSBC USA, Inc. 1/30/2030 0.000%(B)	145,000	140,780
	Huntington Bancshares, Inc. of Ohio 2/1/2027 5.525%(C) (ICE LIBOR USD 3 Month +0.700%)	500,000	456,334
	JPMorgan Chase & Co. Perpetual 8.549%	1,000,000	1,001,910
	Morgan Stanley 3/31/2035 0.000%(D)	95,000	51,300
	Morgan Stanley 8/28/2025 6.000%	500,000	488,438
	Truist Financial Corp. 12/6/2023 3.750%	1,512,000	1,504,392
	Truist Financial Corp. 3/15/2028 6.200%(C) (ICE LIBOR USD 3 Month +0.650%)	500,000	455,282
	Truist Financial Corp. Perpetual 7.968%	1,750,000	1,723,754
	Wells Fargo & Co. Perpetual 5.900%	1,000,000	979,955
	Wells Fargo & Co. 11/14/2027 6.000%	1,000,000	992,874
			19,214,952

8.50%	FINANCIALS - NON BANK
	Allstate Corp. 5/15/2057 6.500%	1,000,000	935,105
	EPR Properties 4/1/2025 4.500%	1,000,000	963,675
	EZCorp, Inc. 5/1/2025 2.375%	1,000,000	932,500
	EZCorp, Inc. 7/1/2024 2.875%	1,424,000	1,458,176
	Kilroy Realty LP 8/15/2029 4.250%	1,000,000	856,717
	Nationwide Financial Services 5/15/2037 6.750%	750,000	702,414
	Prudential Financial Inc. 3/15/2044 5.200%	750,000	733,784
			6,582,371

16.30%	GOVERNMENT
	Federal Agricultural Mortgage Corp. 9/11/2043 6.650%	5,000,000	4,983,980
	Federal Home Loan Bank 3/13/2028 6.000%	500,000	495,256
	Federal Home Loan Bank 3/16/2028 6.000%	333,839	330,637
	Federal Home Loan Bank 3/30/2028 6.000%	1,000,000	990,125
	Federal Home Loan Farm Credit Bank 4/12/2032 5.840%	1,000,000	971,919
	Federal Home Loan Farm Credit Bank 6/21/2038 6.375%	1,000,000	980,308

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Philotimo Focused Growth and Income Fund

Schedule of Investments - continuedSeptember 30, 2023 (unaudited)

		Shares/Par	Value
	Federal Home Loan Farm Credit Bank 4/26/2038 6.050%	900,000	$881,532
	Federal Home Loan Farm Credit Bank 5/10/2038 6.100%	1,000,000	988,860
	Federal Home Loan Farm Credit Bank 4/3/2036 6.320%	2,000,000	1,992,172
			12,614,789

1.27%	INFORMATION TECHNOLOGY
	Microchip Technology, Inc. 2/15/2024 0.972%	1,000,000	981,605

53.27%	TOTAL BONDS
	(Cost: $42,641,682)		41,231,633

37.85%	COMMON STOCKS

17.07%	CONSUMER DISCRETIONARY
	Ainsworth Game Technology Ltd.(B)	2,500,409	1,623,715
	CarParts.Com, Inc.(B)	667,932	2,751,880
	CDON(B)	129,477	1,481,356
	Inspired Entertainment, Inc.(B)	305,616	3,655,167
	Lazydays Holdings, Inc.(B)	3	23
	Natuzzi S.p.A.(B)	117,658	829,489
	One Group Hospitality(B)	121,554	668,547
	ScS Group plc(B)	1,054,860	2,204,060
			13,214,237

3.72%	ENERGY
	Mammoth Energy Service, Inc.(B)	620,920	2,881,069

7.02%	FINANCIALS - NON BANK
	EZCorp, Inc. - Class A(B)	500,328	4,127,706
	US Global Investors, Inc. - Class A	456,885	1,302,122
			5,429,828

3.25%	HEALTH CARE
	Biote Corp. - Class A(B)	229,215	1,173,581
	MiMedx Group, Inc.(B)	184,507	1,345,056
			2,518,637

Philotimo Focused Growth and Income Fund

Schedule of Investments - continuedSeptember 30, 2023 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

		Shares/Par	Value
1.51%	INDUSTRIALS
	Aqua Metals, Inc.(B)	361,107	$408,051
	Orion Energy Systems, Inc.(B)	605,627	763,090
			1,171,141

5.28%	INFORMATION TECHNOLOGY
	Data IO Corp.(B)	327,401	1,247,398
	eGain Corp.(B)	463,096	2,838,778
			4,086,176

37.85%	TOTAL COMMON STOCKS
	(Cost: $36,008,454)		29,301,088

2.78%	PREFERRED STOCK
	Fossil Group, Inc. (Cost: $2,906,737)	130,000	2,152,800

5.31%	MONEY MARKET FUND
	Federated Government Obligations Fund Institutional Class 5.20%(E) (Cost: $4,108,986)	4,108,986	4,108,986

99.21%	TOTAL INVESTMENTS
	(Cost: $85,665,859)		76,794,507
0.79%	Other assets, net of liabilities		614,566
100.00%	NET ASSETS		$77,409,073

(A)Security is in default.

(B)Non-income producing.

(C)Rate is determined periodically. Rate shown is the rate as of September 30, 2023.

(D)Structured Note.

(E)Effective 7 day yield as of September 30, 2023.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Philotimo Focused Growth and Income Fund

Statement of Assets and LiabilitiesSeptember 30, 2023 (unaudited)

ASSETS
Investments at value (cost of $85,665,859) (Note 1)	$76,794,507
Receivable for capital stock sold	34
Interest receivable	628,453
Prepaid expenses	100,128
TOTAL ASSETS	77,523,122

LIABILITIES
Payable for investments purchased	14,860
Accrued investment advisory fees	56,853
Accrued 12b-1 fees	25,302
Accrued administration, accounting and transfer agent fees	10,585
Other accrued expenses	6,449
TOTAL LIABILITIES	114,049
NET ASSETS	$77,409,073

Net Assets Consist of:
Paid-in-capital applicable to 9,030,021 no par value shares of beneficial interest outstanding, unlimited shares authorized	$85,451,240
Distributable earnings (accumulated deficits)	(8,042,167)
Net Assets	$77,409,073

NET ASSET VALUE PER SHARE
Net Assets	$77,409,073
Shares Outstanding	9,030,021
Net Asset Value Per Share Offering, and Redemption Price	$8.57

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Philotimo Focused Growth and Income Fund

 Statement of Operations For The Six Months Ended September 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends	$219,907
Interest	1,468,005
Total investment income	1,687,912

EXPENSES
Investment advisory fees (Note 2)	390,264
12b-1 fees (Note 2)	19,513
Recordkeeping and administrative services (Note 2)	36,959
Accounting fees (Note 2)	21,867
Custody fees	5,219
Transfer agent fees (Note 2)	15,586
Legal fees	15,117
Professional fees	9,112
Filing and registration fees	12,577
Trustee fees	5,317
Compliance fees	4,795
Shareholder reports	10,676
Shareholder servicing (Note 2)	39,026
Insurance	1,961
Other	12,188
Total expenses	600,177

Net investment income (loss)	1,087,735

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	624,675
Net realized gain (loss) on foreign currency transactions	(204)
Net increase change in unrealized appreciation (depreciation) of investments	(3,394,275)
Net realized and unrealized gain (loss) on investments	(2,769,804)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,682,069)

Philotimo Focused Growth and Income Fund

Statements of Changes in Net Assets

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023
INCREASE (DECREASE) NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$1,087,735	$619,177
Net realized gain (loss) on investments and foreign currency transactions	624,471	(822,053)
Net change in unrealized appreciation (depreciation) of investments	(3,394,275)	(4,374,996)
Increase (decrease) in net assets from operations	(1,682,069)	(4,577,872)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	—	(1,571,504)
Return of capital	—	(2,239,998)
Decrease in net assets from distributions	—	(3,811,502)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	2,387,020	25,675,493
Shares reinvested	—	3,811,502
Shares redeemed	(1,216,012)	(1,787,999)
Increase (decrease) in net assets from capital stock transactions	1,171,008	27,698,996

NET ASSETS
Increase (decrease) during period	(511,061)	19,309,622
Beginning of period	77,920,134	58,610,512
End of period	$77,409,073	$77,920,134

Philotimo Focused Growth and Income Fund

Financial HighlightsSelected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023		August 20, 2021(2) through March 31, 2022
Net asset value, beginning of period	$8.76	$10.02		$10.00
Investment activities
Net investment income (loss)(1)	0.12	0.08		0.08
Net realized and unrealized gain (loss) on investments	(0.31)	(0.83)		0.08
Total from investment activities	(0.19)	(0.75)		0.16
Distributions
Net investment income	—	—	(3)	(0.07)
Net realized gain	—	(0.21)		(0.07)
Return of capital	—	(0.30)		—
Total distributions	—	(0.51)		(0.14)
Net asset value, end of period	$8.57	$8.76		$10.02 (4)
Total Return(5)	(2.17%)	(7.36%)		1.57%
Ratios/Supplemental Data
Ratios to average net assets(6)
Expenses, gross	1.54%	1.60	%(7)	1.70%
Expenses, net of waiver	1.54%	1.59	%(7)	1.50%
Net investment income	2.79%	0.97%		1.36%
Portfolio turnover rate(5)	25.52%	128.74%		117.87%
Net assets, end of period (000’s)	$77,409	$77,920		$58,611

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Commencement of operations.

(3)Less than 0.005 per share.

(4)Adjusted to conform with accounting principles generally accepted in the United States of America.

(5)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(6)Ratios to average net assets have been annualized for periods less than one year.

(7)Ratio of total expenses before management fee waivers, excluding proxy costs, would have been 1.53% for the year ended March 31, 2023.

SEMI-ANNUAL REPORT

Philotimo Focused Growth and Income Fund

Notes to Financial StatementsSeptember 30, 2023 (unaudited)

NOTE 1 –	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Philotimo Focused Growth and Income Fund (the “Fund”) is a non-diversified series of the World Funds Trust (“WFT” or “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management company. The Trust was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund commenced operations on August 20, 2021.

The Fund’s investment objective is to seek current income and long-term growth.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price. Investment securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities that are listed on an exchange and which are not traded on the valuation date are valued at the last quoted bid price. If available, debt securities (other than short-term obligations) are priced based upon valuations provided by independent, third-party pricing agents approved by the Trust’s Board of Trustees (the “Board”). Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing supplied valuations, or other methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Short-term debt securities (less than 60 days to maturity) are valued at amortized cost which approximates market value. Investments in investment companies and money market funds are valued at net asset value per share as reported by such investment company. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board.

Philotimo Focused Growth and Income Fund

Notes to Financial Statements - continuedSeptember 30, 2023 (unaudited)

SEMI-ANNUAL REPORT

Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to Kanen Wealth Management, LLC (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”) and the value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SEMI-ANNUAL REPORT

Philotimo Focused Growth and Income Fund

Notes to Financial Statements - continuedSeptember 30, 2023 (unaudited)

The following is a summary of the level of inputs used to value the Fund’s investments as of September 30, 2023:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Corporate Bonds	$—	$41,231,633	$—	$41,231,633
Common Stocks	29,301,088	—	—	29,301,088
Preferred Stocks	2,152,800	—	—	2,152,800
Money Market Fund	4,108,986	—	—	4,108,986
	$35,562,874	$41,231,633	$—	$76,794,507

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and sector.

There were no transfers into or out of any levels during the six months ended September 30, 2023. The Fund held no Level 3 securities at any time during the six months ended September 30, 2023.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method or the worst yield for callable bonds. The cost of securities sold is determined on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Philotimo Focused Growth and Income Fund

Notes to Financial Statements - continuedSeptember 30, 2023 (unaudited)

SEMI-ANNUAL REPORT

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires certain components of net assets be reclassified related to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the six months ended September 30 2023, there were no such reclassifications.

NOTE 2 –	INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to the Investment Advisory Agreement (“Agreement”), the Advisor provides investment advisory services to the Fund for an annual fee of 1.00% of the Fund's daily net assets.

The Advisor earned and waived management fees for the six months ended September 30, 2023 as follows:

Management Fee Earned	Management Fee Waived
$390,264	$—

SEMI-ANNUAL REPORT

Philotimo Focused Growth and Income Fund

Notes to Financial Statements - continuedSeptember 30, 2023 (unaudited)

The Advisor has contractually agreed to reduce its fees and/or reimburse Fund expenses until July 31, 2024 to keep Total Annual Operating Expenses (exclusive of interest, fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of business) from exceeding 1.50% of the Fund’s daily net assets. The Trust and the Advisor may terminate this expense limitation agreement prior to July 31, 2024 only by mutual written consent. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The total amounts of recoverable waivers and reimbursements as of September 30, 2023 are as follows:

Recoverable Waivers and Reimbursements and Expiration Date
2025	2026	Total
$48,705	$5,780	$54,485

The Fund has adopted a Distribution and Shareholder Services (12b-1) Plan under which the Fund is authorized to pay an annual fee of up to 0.25% of the daily net assets of the Fund as compensation for certain shareholder service and distribution related activities. The Board has adopted a resolution to spend not more than 0.05% of the Fund’s daily net assets under the Rule 12b-1 Plan until at the earliest, July 31, 2024.

The Fund has adopted a shareholder services plan. Under the shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in the Fund; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or their service providers; (vii) providing sub-accounting with respect to Fund shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

Philotimo Focused Growth and Income Fund

Notes to Financial Statements - continuedSeptember 30, 2023 (unaudited)

SEMI-ANNUAL REPORT

For the six months ended September 30, 2023, the following fees were incurred:

Type of Plan	Fees Incurred
12b-1	$19,513
Shareholder Services	39,026

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, transfer and dividend disbursing agent and fund accountant. Fees to CFS are computed daily and paid monthly. For the six months ended September 30, 2023, the following fees were paid by the Fund to CFS:

Administrator	Transfer Agent	Fund Accountant
$34,741	$11,221	$18,823

The amounts reflected on the Statement of Operations for Administration, Transfer Agent and Accounting fees include some out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 –	INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term investments for the six months ended September 30, 2023 were as follows:

Purchases	Sales
$33,383,656	$20,206,868

NOTE 4 –	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or

SEMI-ANNUAL REPORT

Philotimo Focused Growth and Income Fund

Notes to Financial Statements - continuedSeptember 30, 2023 (unaudited)

loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the six months ended September 30, 2023 and the year ended March 31, 2023 were as follows:

Distributions paid from:	Six months ended September 30, 2023 (unaudited)	Year ended March 31, 2023
Ordinary income	$—	$1,571,504
Realized gains	—	—
Return of capital	—	2,239,998
	$—	$3,811,502

As of September 30, 2023, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Undistributed ordinary income	$1,087,531
Other losses	(258,346)
Net unrealized appreciation (depreciation)	(8,871,352)
$(8,042,167)

As of September 30, 2023, cost of securities for Federal income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$85,665,859	$2,125,692	$(10,997,044)	$(8,871,352)

NOTE 5 –	CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

	Six months ended September 30, 2023 (unaudited)	Year ended March 31, 2023
Shares sold	272,751	2,798,130	*
Shares reinvested	—	447,360
Shares redeemed	(139,363)	(196,883)
Net increase (decrease)	133,388	3,048,607

*In-kind shares had an original cost of $159,021 and a market value of $811,805 on the date contributed.

Philotimo Focused Growth and Income Fund

Notes to Financial Statements - continuedSeptember 30, 2023 (unaudited)

SEMI-ANNUAL REPORT

NOTE 6 –	RECENT MARKET EVENTS

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as the potential spillover effects of Israel-Hamas war, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Fund’s investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Fund’s investments.

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Fund’s other service providers, market makers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, or issuers of securities in which the Fund invests.

NOTE 7 –	SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT

WORLD FUNDS Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at https://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at https://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at https:/www.sec.gov.

RENEWAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting held on May 23, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of World Funds Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement between the Trust and Kanen Wealth Management, LLC (“KWM”) on behalf of the Philotimo Focused Growth and Income Fund (the “KWM Advisory Agreement”).

At the Meeting, the Board reviewed, among other things, a memorandum from Counsel addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the KWM Advisory Agreement, a letter from Counsel to KWM and KWM’s responses to that letter. The Trustees considered the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the KWM Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by KWM; (ii) the investment performance of the Philotimo Fund; (iii) the costs of the services provided and profits realized by KWM from its relationship with the Philotimo Fund; (iv) the extent to which economies of scale would be realized if the Philotimo Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Philotimo Fund’s investors; and (v) KWM’s practices regarding possible conflicts of interest and benefits derived by KWM.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to the Philotimo Fund, including information

SEMI-ANNUAL REPORT

WORLD FUNDS Trust (the “Trust”)

Supplemental Information (unaudited) - continued

presented to the Board in KWM’s presentation earlier in the Meeting, as well as prior presentations by KWM’s staff and Trust management at other meetings of the Board, including information regarding expense limitation arrangements and the manner in which the Philotimo Fund is managed. The Board requested and was provided with information and reports relevant to the approval of the continuation of the KWM Advisory Agreement, including: (i) reports regarding the services and support provided to the Philotimo Fund and its shareholders by KWM; (ii) quarterly assessments of the investment performance of the Philotimo Fund from KWM; (iii) periodic commentary on the reasons for the performance; (iv) presentations by KWM’s management addressing the investment philosophy, investment strategy, personnel and operations utilized in managing the Philotimo Fund; (v) compliance and audit reports concerning the Philotimo Fund and KWM; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of KWM; and (vii) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the KWM Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about KWM, including financial information, a description of personnel and the services provided to the Philotimo Fund, information on investment advice, performance, summaries of the Philotimo Fund’s expenses, information on KWM’s compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Philotimo Fund; (iii) the anticipated effect of size on the Philotimo Fund’s performance and expenses; and (iv) benefits realized by KWM from its relationship with the Philotimo Fund.

The Board did not identify any particular information that was most relevant to its consideration of whether to approve the continuation of the KWM Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the continuation of the KWM Advisory Agreement, the Trustees considered numerous factors, including:

(1)The nature, extent, and quality of the services to be provided by KWM.

In this regard, the Board considered the responsibilities of KWM under the KWM Advisory Agreement. The Board reviewed the services to be provided by KWM to the Philotimo Fund including, without limitation, the investment strategies and techniques used in managing the Fund; the investment decision-making

SEMI-ANNUAL REPORT

WORLD FUNDS Trust (the “Trust”)

Supplemental Information (unaudited) - continued

process and sources of information relied upon by KWM in providing portfolio management services to the Fund; the process for assuring compliance with the Fund’s investment objectives and limitations; and the efforts of KWM to promote the Fund and grow assets. The Board considered: KWM’s staffing, personnel, and methods of operating; the education and experience of its personnel; and its compliance programs, policies and procedures. After reviewing the foregoing and further information from KWM, the Board concluded that the quality, extent, and nature of the services to be provided by KWM was satisfactory and adequate for the Philotimo Fund.

(2)Investment Performance of the Philotimo Fund and KWM.

The Board noted that KWM is the general partner of a private fund that focuses primarily on undervalued small-capitalization equities similar to the equity portion of the Fund. The Trustees considered that the Philotimo Fund outperformed the private fund during 2022, noting that the Philotimo Fund performed better because approximately 50% of its portfolio was in cash, bonds and dividend-paying stocks which had lower volatility than the private fund. The Trustees also considered that the Philotimo Fund outperformed the private fund for the first quarter of 2023 because the Philotimo Fund held a large cash position and had short-term bond allocations. The Board noted that peers for the Philotimo Fund were selected by Broadridge from the Morningstar Allocation – 70% to 85% Equity Category. The Board also noted that the Philotimo Fund underperformed its Peer Group median and Category median, during the one-year period ended March 31, 2023. The Trustees noted that the Fund had limited operating history, having commenced operations on August 20, 2021. Based on the foregoing, the Board concluded that the investment performance of the Philotimo Fund was satisfactory.

(3)The costs of services to be provided and profits to be realized by KWM from the relationship with the Philotimo Fund.

In this regard, the Board considered KWM’s staffing, personnel, and methods of operating; the financial condition of KWM; the current and expected asset levels of the Philotimo Fund; the advisory fee and overall expenses of the Fund, including the nature and frequency of advisory fee payments. The Board also considered potential benefits for KWM in managing the Philotimo Fund. The Board compared the fees and expenses of the Philotimo Fund (including the advisory fee) to other funds in its Morningstar Peer Group and Category. The Trustees noted that while KWM continues to limit Fund expenses to 1.50% annually, it does not expect to institute breakpoints in the advisory fee payable by the Fund as Fund assets grow. Further, the Trustees referenced that the fee structure of

SEMI-ANNUAL REPORT

WORLD FUNDS Trust (the “Trust”)

Supplemental Information (unaudited) - continued

the Fund’s other service providers have a fixed (or semi-fixed) nature which can result in the benefits of economies of scale for the Fund as assets grow. The Trustees considered that the Fund’s gross and net expense ratios were higher than the median expense ratios of the Morningstar Peer Group and Category. The Trustees also considered that the Philotimo Fund’s gross and net advisory fee was higher than the median advisory fees of the Morningstar Peer Group and Category. The Trustees observed that KWM receives a standard separately managed account fee of 2.00% of assets annually, and for the private fund, KWM receives a fee of 2.00% annually plus 20% of profits. The Board noted that many of the separately managed accounts are focused on a small-cap value strategy and considered that the fee paid to KWM by the separately managed accounts are for customized strategies, advice and personal service from David Kanen, principal of KWM and the Philotimo Fund’s portfolio manager, which is above and beyond the service or interaction expected by or typically provided to Fund shareholders. The Trustees reviewed a report on profitability provided by KWM, and considered that the Philotimo Fund was profitable to KWM. The Trustees considered that the Morningstar comparative report identifies the Fund as one of the higher fee funds in the Peer Group, it also identifies the Fund as being in the bottom quartile of funds in the Peer Group by net returns versus advisory fee. The Board determined that the advisory fees were within an acceptable range in light of the services to be rendered by KWM and the Fund’s comparative performance within its Morningstar Peer Group. Upon further consideration and discussion of the foregoing, the Board concluded that the advisory fees paid to KWM by the Fund and KWMs profitability in managing the Philotimo Fund were fair and reasonable.

(4)The extent to which economies of scale would be realized as the Philotimo Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

In this regard, the Board considered the Philotimo Fund’s fee arrangements with KWM. The Board noted that the advisory fee would stay the same as asset levels increased, although it noted that KWM had entered into an expense limitation arrangement pursuant to which it essentially agreed to cap the Philotimo Fund’s expenses at 1.50% excluding certain expenses. The Trustees noted that while the Fund benefits from KWM’s expense limitation agreement, Fund shareholders also benefit from the overall expense structure as other Fund service providers have fixed or semi-fixed costs that can result in economies of scale. The Trustees further noted that in October 2022 Fund shareholders approved a Rule 12b-1 Plan under the Investment Company Act of 1940, for the Fund to pay up to 0.25% of its assets annually for certain marketing, distribution and shareholder

SEMI-ANNUAL REPORT

WORLD FUNDS Trust (the “Trust”)

Supplemental Information (unaudited) - continued

servicing for the Fund. The 12b-1 fee payable by the Fund was limited to 0.05% of the Fund’s assets until at least July 31, 2024. Following further discussion of the Philotimo Fund’s current asset levels and expectations for growth, the Board determined that the Fund’s fee arrangements with KWM were fair and reasonable in relation to the nature, extent and quality of the services to be provided by KWM.

(5)Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Philotimo Fund; the basis of decisions to buy or sell securities for the Fund; the method for allocating of portfolio securities transactions; the substance and administration of KWM’s Code of Ethics and other relevant policies described in KWM’s Form ADV. The Trustees considered certain potential conflicts of interest, including the service of Mr. Kanen on the board of directors of a company in which the Fund invests. The Trustees noted that possible benefits to KWM from advising the Fund include opportunities to market other financial products to Fund shareholders and certain soft dollar benefits. Following further consideration and discussion, the Board indicated that KWM’s standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by KWM from managing the Philotimo Fund were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Board, the Board determined that the compensation payable under the KWM Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and the KWM Advisory Agreement was approved for an additional one-year term.

FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings. The Fund’s Board of Trustees approved the appointment of the Advisor as the Fund’s Liquidity Risk Management Administrator. The Advisor has appointed representatives from their compliance, trading, and portfolio management departments to assist in

SEMI-ANNUAL REPORT

WORLD FUNDS Trust (the “Trust”)

Supplemental Information (unaudited) - continued

the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Management Administrator performed an assessment of the Fund’s liquidity risk profile, considering information gathered and its actual experience in administering the program and presented a written report to the Board of Trustees for consideration during the period covered by this semi-annual report. The report concluded that (i) the Fund did not experience significant liquidity challenges during the covered period; (ii) the Fund’s investment strategies remain appropriate for an open-end fund; and (iii) the Fund’s liquidity risk management program is reasonably designed to assess and manage its liquidity risk.

SEMI-ANNUAL REPORT

Philotimo Focused Growth and Income Fund

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, April 1, 2023 and held for the six months ended September 30, 2023.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT

Philotimo Focused Growth and Income Fund

Fund Expenses (unaudited) - continued

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Annualized Expense Ratio	Expenses Paid During Period Ended 9/30/23*
Actual	$1,000.00	$ 989.16	1.54%	$7.66
Hypothetical**	$1,000.00	$1,017.30	1.54%	$7.77

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal half year divided by 366 days in the current year.

**5% return before expenses

SEMI-ANNUAL REPORT

WORLD FUNDS Trust (the “Trust”)

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this semi-annual report.

Investment Adviser:

Kanen Wealth Management, LLC
5850 Coral Ridge Drive, Suite 309
Coral Springs, Florida 33076

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Custodian:

Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

ITEM 1. (b) Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR: Not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4)	Change in registrant’s independent public accountant: Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 8, 2023

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: December 8, 2023

* Print the name and title of each signing officer under his or her signature.